Revenue Recognition	6 Months Ended
Jun. 30, 2020
Deferred Revenues Disclosure [Abstract]
REVENUE RECOGNITION
NOTE 4:	REVENUE RECOGNITION

The Company implements the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”).

On most occasions, the Company generates revenues from sales of software licenses which include significant implementation and customization services. Such software licenses and implementation and customization services are not considered distinct performance obligations and are accounted for as one performance obligation. In addition, the Company generates revenues from post implementation consulting services and maintenance services.

Remaining performance obligations represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied from fixed price projects and post contract support services was approximately $179 million as of June 30, 2020. The Company expects to recognize approximately 47% in the remainder of 2020 from remaining performance obligations as of June 30, 2020 and the remainder in 2021 and thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration. The remaining performance obligations related to post-production professional services contracts that are on a Time and Materials (“T&M”) basis were excluded, as the Company elected to apply the relevant practical expedient in accordance with ASC 606.

Disaggregation of revenue:

The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition (in thousands):

	Six months ended June 30,
	2019	2020
	Total
	Unaudited

Type of contract
T&M contracts	$89,706	$119,594
Fixed-priced contracts	66,610	64,003

Total	156,316	183,597

Timing of revenue recognition
Products transferred at a point in time	5,003	5,200
Products and services transferred over time	151,313	178,397

Total	$156,316	$183,597

Contract balances:

The following table provides information about trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31, 2019	June 30, 2020
		Unaudited

Trade receivables	34,615	45,943
Contract assets *)	6,095	6,161
Short-term unbilled receivables **)	9,511	10,865
Long-term unbilled receivables **)	362	782
Deferred revenues (short-term contract liabilities)	21,021	25,061
Long-term deferred revenues (long-term contract liabilities) ***)	216	-

(*)	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

(**)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

***)	Included in other long-term liabilities in the consolidated balance sheets

Trade receivable are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer. Unbilled receivables related to the Company’s contractual right to consideration for services performed and not yet invoiced.

Billing terms and conditions generally vary by contract type. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones.

Deferred revenues represent contract liabilities, and include unearned amounts received under contracts with customers and not yet recognized as revenues.

During the year ended six months ended June 30, 2020, the Company recognized $ 14,996 of revenues that were included in deferred revenues (short-term contract liabilities) balance at January 1, 2020.